Acquisitions of Subsidiaries - Additional Information (Detail) $ / shares in Units, € in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	Feb. 06, 2023 USD ($)	Jan. 01, 2023 USD ($)	Apr. 20, 2022 USD ($)	Jan. 01, 2022 USD ($)	Aug. 31, 2022 $ / shares shares	Feb. 28, 2022 USD ($) $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business Acquisition [Line Items]
Stock issued during period value purchase of assets							$ 3,154
Revenues							130,914		$ 175,171	$ 179,815
Net income (loss) attributable to parent							153,383		160,466	$ 157,180
Business combination, bargain purchase, gain recognized, amount							4,469		4,848
Payments to acquire businesses, gross									62,800
Capital Reserve [Member]
Business Acquisition [Line Items]
Stock issued during period value purchase of assets							275,154
Treasury Stock, Common [Member]
Business Acquisition [Line Items]
Stock issued during period value purchase of assets							$ (268,000)
Amtd Assets [Member]
Business Acquisition [Line Items]
Business acquisition percentage of voting interests acquired					96.10%		100.00%
Business combination, separately recognized transactions, additional disclosures, acquisition costs							$ 0
Payments to acquire businesses, gross							0
Amtd Assets [Member] | Capital Reserve [Member]
Business Acquisition [Line Items]
Stock issued during period value purchase of assets	$ 275,154
Amtd Assets [Member] | Treasury Stock, Common [Member]
Business Acquisition [Line Items]
Payments for repurchase of equity							268,000
Amtd Assets [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Business acquisition equity interests issued or issuable number of shares issued | shares					30,875,576
Business acquisition share price | $ / shares					$ 8.68
Lofficiel [Member]
Business Acquisition [Line Items]
Business acquisition percentage of voting interests acquired			100.00%
Revenues									4,700
Net income (loss) attributable to parent									2,700
Business combination, bargain purchase, gain recognized, amount							4,848
Business combination, acquired receivable, fair value							1,855
Business combination, acquired receivables, gross contractual amount							$ 2,492
Business combination, separately recognized transactions, additional disclosures, acquisition costs									0
Payments to acquire businesses, gross			$ 62,800						62,800
Business combination consideration transferred									62,800
Lofficiel [Member] | AMTD Idea Group [Member]
Business Acquisition [Line Items]
Revenues				$ 177,000
Net income (loss) attributable to parent				$ 159,000
The Art Newspaper SA [Member]
Business Acquisition [Line Items]
Business acquisition equity interests issued or issuable number of shares issued | shares							8,688,525	8,688,525
Net income (loss) attributable to parent							$ 45
Business combination, bargain purchase, gain recognized, amount							4,469
Business combination, acquired receivables, gross contractual amount							975
Business combination, separately recognized transactions, additional disclosures, acquisition costs							0		$ 0
Payments to acquire businesses, gross							2,540	€ 2,888,888
Revenue from business combination							2,000
Business combination consideration transferred							$ 16,831
The Art Newspaper SA [Member] | AMTD Idea Group [Member]
Business Acquisition [Line Items]
Revenues		$ 135,000
Net income (loss) attributable to parent		$ 152,400
The Art Newspaper SA [Member] | AMTD Digital [Member]
Business Acquisition [Line Items]
Business acquisition percentage of voting interests acquired						82.70%
Business acquisition equity interests issued or issuable number of shares issued | shares							380,065	380,065
Fair value, investments, entities that calculate net asset value per share, percent equity securities						14.40%
Business acquisition share price | $ / shares						$ 8.38
Business combination, consideration transferred, equity interests issued and issuable						$ 993,000
The Art Newspaper SA [Member] | AMTD Digital [Member] | Capital Reserve [Member]
Business Acquisition [Line Items]
Stock issued during period value purchase of assets						$ 774,197